CONTRACT LIABILITIES (Details)		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024 JPY (¥)
Contract Liabilities
Contract liabilities, beginning balance		$ 1,009,209	¥ 158,243,945	¥ 170,888,489
Deposits received from customers		3,744,543	587,144,376	693,058,707
Amounts recognized to revenue		(3,688,560)	(578,366,253)	(673,048,248)
Less: refunds to customers		(829)	(130,000)	(92,000)
Less: disposal of a subsidiary	[1]			(32,563,003)
Contract liabilities, ending balance		$ 1,064,363	¥ 166,892,068	¥ 158,243,945

[1]	See Note1